Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Group’s Revenues

The Group’s revenues derived from different channels for the six months ended June 30, 2025, and 2026, are as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Offline sales to dealers	$39,384	$22,190
Offline sales to ODM customers	27,735	46,803
Online sales to retail customers	7,389	283
Total	$74,508	$69,276

Schedule of Disaggregation of Revenues by Geographic Area	The following table sets forth the disaggregation of revenues by geographic area:
	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
North America	$45,255	$32,289
Europe	22,273	27,500
Asia	5,723	8,786
Others	1,257	701
Total	$74,508	$69,276